Taxation - Reconciliation of statutory tax rate and effective tax rate (Details) - PRC	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of the differences between statutory tax rate and the effective tax rate for China
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Effect on tax rates in different tax jurisdiction (as a percent)	(10.97%)	(15.40%)	(2.68%)
Effect on tax holiday (as a percent)	(0.00%)	(0.00%)	(0.01%)
Impact of preferential tax rates (as a percent)	0.16%
Changes in valuation allowance (as a percent)	(12.39%)	(5.69%)	(17.26%)
Permanent book-tax differences-non-deductible expenses (as a percent)	(1.91%)	(4.38%)	(7.49%)
Prior true - ups adjustment (as a percent)	0.55%
Change in unrecognized tax benefits (as a percent)	(1.23%)
Effective tax rate (as a percent)	(0.79%)	(0.47%)	(2.44%)